Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Available for sale investments | ¥	¥ 0	¥ 642,759
Accounts receivable, allowance for doubtful accounts | ¥	0	0
Amounts due from related parties, allowance for credit losses | ¥	4,006	0
Loan receivables, allowance for loan losses	5,863	5,147
Long-term investments measured at fair value | ¥	¥ 373,678	¥ 531,359
Ordinary shares, treasury stock	544,202	0
Class A
Ordinary shares, shares authorized	91,394,900	91,394,900
Ordinary shares, shares issued	22,773,542	22,484,657
Ordinary shares, shares outstanding	22,229,340	22,484,657
Class B
Ordinary shares, shares authorized	8,605,100	8,605,100
Ordinary shares, shares issued	8,315,000	8,315,000
Ordinary shares, shares outstanding	8,315,000	8,315,000